UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05495 _____________________________________________________

BlackRock High Income Shares Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Income Shares Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2005

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—142.4%
			Corporate Bonds—140.8%
			Aerospace & Defense—7.9%
BB-	$ 250		AAR Corp., 6.875%, 12/15/07	$ 255,625
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,820,000
			BE Aerospace, Inc., Ser. B,
B-	2,000		8.00%, 3/01/08	2,000,000
B-	70		8.875%, 5/01/11	71,313
B-	2,975	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,989,875
B-	1,400	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	1,435,600
BB-	1,500		Sequa Corp., Ser. B, 8.875%, 4/01/08	1,590,000
B-	900	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	922,500
B	500		Titan Corp., 8.00%, 5/15/11	530,000

				11,614,913

			Automotive—4.3%
BB+	400		ArvinMeritor, Inc., 8.75%, 3/01/12	418,000
B	170	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	155,125
			Delco Remy Intl., Inc.,
CCC+	500		9.375%, 4/15/12	420,000
CCC+	500		11.00%, 5/01/09	490,000
BB+	200		Delphi Corp., 6.50%, 5/01/09	179,500
B-	590		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	545,750
B-	1,750		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,706,250
B3	830	[2]	Metaldyne Corp., 10.00%, 11/01/13	763,600
B-	500	[2]	Tenneco Automotive, Inc., 8.625%, 11/15/14	486,250
BB-	1,000		TRW Automotive, Inc., 9.375%, 2/15/13	1,075,000

				6,239,475

			Basic Materials—18.8%
BB-	510		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	494,700
B3	900	[2]	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,008,000
B	1,000		Caraustar Industries, Inc., 9.875%, 4/01/11	1,060,000
B-	1,500	[2]	Crystal Holdings 3 LLC/Crystal Sub. 3 Corp., 9.625%, 6/15/14 (Luxembourg)	1,710,000
B	1,010		Del Monte Corp., 8.625%, 12/15/12	1,093,325
BB-	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	391,950
			Equistar Chemicals LP/Equistar Funding Corp.,
B+	2,780		10.125%, 9/01/08	3,058,000
B+	1,250		10.625%, 5/01/11	1,409,375
			Georgia-Pacific Corp.,
BB+	1,000		8.00%, 1/15/14	1,090,000
BB+	1,000		8.00%, 1/15/24	1,120,000
B	204		Gold Kist, Inc.,10.25%, 3/15/14	233,580
B-	1,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	1,055,000
			Huntsman Intl. LLC,
B	500	[2]	7.375%, 1/01/15	497,500
B	1,131		10.125%, 7/01/09	1,176,240
BB	200		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	230,000
CCC+	1,000	[2]	Innophos, Inc., 8.875%, 8/15/14	1,045,000
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	550,000
B	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	995,000
B-	1,850		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	1,988,750
B	500		Koppers, Inc., 9.875%, 10/15/13	557,500
B-	500		Lyondell Chemical Co., 10.875%, 5/01/09	521,250
B3	600		Michael Foods, Inc., 8.00%, 11/15/13	624,000
BB-	225		Norske Skog Ltd., 7.375%, 3/01/14 (Canada)	218,250
B-	1,000		Pinnacle Foods Holding Corp., 8.25%, 12/01/13	855,000
CCC+	195		Polypore, Inc., 8.75%, 5/15/12	182,325

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
CCC	$1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	$ 1,080,000
CCC+	1,760		Rhodia SA, 8.875%, 6/01/11 (France)	1,738,000
B3	500		Seminis Vegetable Seeds, Inc., 10.25%, 10/01/13	590,000
B	500		Swift Co., 12.50%, 1/01/10	563,750
			Tembec Industries, Inc. (Canada)
B	400		7.75%, 3/15/12	363,000
B	200		8.50%, 2/01/11	189,500

				27,688,995

			Building & Development—4.0%
B-	3,000	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,760,000
B-	350		Interface, Inc., 10.375%, 2/01/10	399,000
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,050,000
CCC+	1,800		Nortek, Inc., 8.50%, 9/01/14	1,728,000

				5,937,000

			Consumer Products—14.5%
Caa1	400		Duane Reade, Inc., 9.75%, 8/01/11	352,000
B2	650		Elizabeth Arden, Inc., 7.75%, 1/15/14	669,500
B-	500		FTD, Inc., 7.75%, 2/15/14	510,000
B-	500		Jarden Corp., 9.75%, 5/01/12	532,500
B	1,000		Johnsondiversey Holdings, Inc., zero coupon, 5/15/13	860,000
BB	500		K2, Inc., 7.375%, 7/01/14	517,500
B-	1,500	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,447,500
B-	2,035		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,172,363
B-	1,060	[2]	Levi Strauss & Co., 7.73%, 4/11/12	1,042,775
B	500		Playtex Product, Inc., 8.00%, 3/01/11	538,750
BB-	2,250		Rent-A-Center, Inc. New, Ser. B, 7.50%, 5/01/10	2,238,750
B-	1,250	[2]	Riddell Bell Holdings, Inc., 8.375%, 10/01/12	1,287,500
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	747,188
B-	1,000		7.70%, 2/15/27	815,000
B+	250		8.125%, 5/10/10	255,312
BB	2,000		Saks, Inc., 7.375%, 2/15/19	1,800,000
BB	1,382		Service Corp. Intl., 7.70%, 4/15/09	1,423,460
B-	250		Simmons Bedding Co., 7.875%, 1/15/14	255,000
Ba3	670		URS Corp. New, 11.50%, 9/15/09	763,800
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,475,000
B+	600		WH Hldgs Ltd./WH Capital Corp., 9.50%, 4/01/11	648,000

				21,351,898

			Containers & Packaging—5.9%
B	2,000		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,935,000
B+	1,430		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,565,850
			Owens Brockway Glass Container, Inc.
B	1,750		8.25%, 5/15/13	1,859,375
BB-	1,850		8.75%, 11/15/12	2,007,250
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	256,875
B	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,070,000

				8,694,350

			Ecological Services & Equipment—1.5%
			Allied Waste NA, Inc.,
BB-	800	[2]	7.25%, 3/15/15	754,000
BB-	1,000		8.875%, 4/01/08	1,037,500
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	440,000

				2,231,500

			Energy—15.0%
B1	250		AES Corp., 9.50%, 6/01/09	273,438
CCC+	500		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	470,250
BB-	750		Chesapeake Energy Corp., 7.75%, 1/15/15	793,125
B+	320		CMS Energy Corp., 9.875%, 10/15/07	346,800
B-	500	[2]	Dresser-Rand Group, Inc., 7.375%, 11/01/14	500,000

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
B+	$ 1,025		Edison Mission Energy, 7.73%, 6/15/09	$ 1,068,563
CCC+	1,000		El Paso CGP Co., 7.75%, 6/15/10	1,000,000
CCC+	3,020		El Paso Corp., 7.875%, 6/15/12	2,989,800
B-	500		El Paso Production Holding Co., 7.75%, 6/01/13	505,000
B	1,000		Exco Resources, Inc., 7.25%, 1/15/11	1,015,000
B-	750		Harvest Operations Corp., 7.875%, 10/15/11 (Canada)	740,625
B-	60		KCS Energy, Inc., 7.125%, 4/01/12	60,600
B+	200		Midwest Generation LLC, 8.56%, 1/02/16	224,000
B2	260		Mission Energy Holdings Co., 13.50%, 7/15/08	312,000
B1	391	[2]	NRG Energy, Inc., 8.00%, 12/15/13	414,460
B	2,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,425,000
BB-	830		Premcor Refining Group, Inc., 9.50%, 2/01/13	927,525
B	25	[2]	Range Resources Corp., 6.375%, 3/15/15	24,500
			Reliant Energy, Inc.,
BB-	380		6.75%, 12/15/14	354,350
BB-	420		9.25%, 7/15/10	449,400
B	1,675		Roseton/Danskammer, Ser.A, 7.27%, 11/08/10	1,637,312
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,066,250
Ba2	60		Transcontinental Gas Pipe Line, 7.25%, 12/01/26	62,550
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,045,000
B2	575		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	595,125
B+	1,550		Williams Cos., Inc., 8.125%, 3/15/12	1,697,250

				21,997,923

			Entertainment & Leisure—8.9%
B+	1,600		Argosy Gaming Co., 7.00%, 1/15/14	1,730,000
B+	1,000		Boyd Gaming Corp., 7.75%, 12/15/12	1,047,500
Ba2	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	545,000
B1	250		Felcor Lodging LP, 6.874%, 6/01/11	257,500
B1	500		Felcor Suites LP, 7.625%, 10/01/07	516,875
B-	1,000		Gaylord Entertainment Co., 8.00%, 11/15/13	1,035,000
B	75		Hammons John Q. Hotels, Ser. B, 8.875%, 5/15/12	81,188
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	763,750
BB-	1,000		La Quinta Properties, Inc., 8.875%, 3/15/11	1,080,000
B-	2,000		Pinnacle Entertainment, Inc., 8.25%, 3/15/12	2,000,000
BB+	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	521,250
B+	1,000		Station Casinos, Inc., 6.875%, 3/01/16	1,001,250
B	500		Vail Resorts, Inc., 6.75%, 2/15/14	490,000
B-	1,000	[2]	WMG Holdings Corp., 7.385%, 12/15/11	1,025,000
B+	1,000	[2]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	950,000

				13,044,313

			Financial Institutions—1.6%
BB	1,250		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	1,212,500
B	1,000	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	1,075,000

				2,287,500

			Health Care—6.0%
B	1,000		Beverly Enterprises, Inc., 7.875%, 6/15/14	1,105,000
BB+	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	506,875
B-	500		Genesis Healthcare Corp., 8.00%, 10/15/13	545,000
B-	1,000		Medex, Inc., 8.875%, 5/15/13	1,130,000
Ba3	315		NeighborCare, Inc., 6.875%, 11/15/13	329,175
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	954,000
B-	1,000		Province Healthcare Co., 7.50%, 6/01/13	1,112,500
BB-	250		Sybron Dental Specialties, Inc., 8.125%, 6/15/12	268,125
			Tenet Healthcare Corp.,
B	180		6.375%, 12/01/11	166,500
B	180		9.875%, 7/01/14	186,750
CCC+	1,000		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,045,000
B-	1,500		VWR Intl, Inc., 8.00%, 4/15/14	1,518,750

				8,867,675

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—6.5%
B-	$ 1,000		Blount, Inc., 8.875%, 8/01/12	$ 1,055,000
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,102,124
NR	2,764	[3,4,5]	Goss Graphics Systems, 12.25%, 11/19/05	0
B-	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,125,000
B-	2,730		Trimas Corp., 9.875%, 6/15/12	2,770,950
			United Rentals NA, Inc.,
B+	1,750		7.00%, 2/15/14	1,605,625
B+	1,000		7.75%, 11/15/13	967,500

				9,626,199

			Media—29.1%
B-	500		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	516,250
NR	1,250		Cablecom, zero coupon, 4/30/12 (Luxembourg)	1,621,562
B-	2,000		Cenveo Corp., 7.875%, 12/01/13	1,785,000
B2	500	[2]	Charter Communciations Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	502,500
CCC+	3,250		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	3,339,375
CCC+	1,250		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 11.125%, 1/15/11	1,015,625
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	589,875
			CSC Holdings, Inc.,
BB-	2,250		7.875%, 2/15/18	2,390,625
B+	2,550		10.50%, 5/15/16	2,792,250
			Dex Media East LLC/Dex Media East Finance Co.,
B1	500		9.875%, 11/15/09	550,000
B	600		12.125%, 11/15/12	711,000
B	488		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	545,340
B	750		Dex Media, Inc., 8.00%, 11/15/13	776,250
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	991,250
BB-	365		Echostar DBS Corp., 5.81%, 10/01/08	370,475
B2	500		Emmis Operating Co., 6.875%, 5/15/12	490,000
			Houghton Mifflin Co.,
B-	820		8.25%, 2/01/11	836,400
B-	410		9.875%, 2/01/13	422,300
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	535,000
B+	1,500	[2]	Intelsat Ltd., 8.625%, 1/15/15 (Bermuda)	1,533,750
B	590		Mediacom Broadband LLC, 11.00%, 7/15/13	631,300
B	1,750		Mediacom LLC/Mediacom Capital Corp., 8.50%, 4/15/08	1,776,250
CCC+	1,200		Nebraska Book Co., Inc., 8.625%, 3/15/12	1,167,000
B-	2,150	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	2,014,250
B+	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,125,600
			Primedia, Inc.,
B	500		7.625%, 4/01/08	503,750
B	1,310		8.875%, 5/15/11	1,365,675
B	1,485		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,637,212
B+	2,830	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	3,280,050
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,193,000
B	500		8.75%, 12/15/11	525,000
			Vertis, Inc.,
B3	650		9.75%, 4/01/09	679,250
CCC+	1,410		10.875%, 6/15/09	1,371,225
Caa2	550	[2]	13.50%, 12/07/09	611,250
CCC+	1,450		Young Broadcasting, Inc., 10.00%, 3/01/11	1,475,375

				42,671,014

			Technology—5.8%
B	1,700		Celestica, Inc., 7.875%, 7/01/11 (Canada)	1,725,500
B-	500	[2]	Coleman Cable, Inc., 9.875%, 10/01/12	524,375
B-	500		Communications & Power Industries, Inc., 8.00%, 2/01/12	507,500
B	750		Iron Mountain, Inc., 6.625%, 1/01/16	682,500

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
	(000)		Description	Value

			Technology—(cont’d)
			Lucent Technologies, Inc.,
B	$ 550		5.50%, 11/15/08	$ 536,250
B	1,750		6.50%, 1/15/28	1,487,500
Ba3	500	[2]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.875%, 12/15/11	505,000
B-	1,250		Northern Telecom Capital, 7.875%, 6/15/26	1,256,250
B	150		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	329,874
B-	470	[2]	UGS Corp., 10.00%, 6/01/12	519,350
Ba2	500		Xerox Corp., 7.625%, 6/15/13	522,500

				8,596,599

			Telecommunications—9.0%
B2	750	[2]	AirGate PCS, Inc., 6.41%, 10/15/11	765,000
B3	1,000		American Tower Corp., 7.125%, 10/15/12	995,000
CCC	1,000		Centennial Cellular Operating Co./Centennial Communications Corp., 10.125%, 6/15/13	1,107,500
			Cincinnati Bell, Inc.,
B+	750		7.25%, 7/15/13	746,250
B	2,000		8.375%, 1/15/14	1,970,000
B3	1,250		Crown Castle International Corp., 7.50%, 12/01/13	1,371,875
NR	3,000	[3,4,5]	Poland Telecom Finance BV, Ser. B, 14.00%, 12/01/07 (Netherlands)	0
B	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	216,200
B	1,000	[2]	Qwest Communications Intl., Inc., 7.75%, 2/15/14	970,000
BB-	3,390	[2]	Qwest Corp., 9.125%, 3/15/12	3,695,100
BB-	350		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	359,625
B2	1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,020,000

				13,216,550

			Transportation—2.0%
B	755	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	739,900
B3	2,000	[2]	Horizon Lines LLC, 9.00%, 11/01/12	2,150,000

				2,889,900

			Total Corporate Bonds	206,955,804

	Shares (000)		Common Stock—0.0%
	64	[4]	Goss Holdings Inc., Class B	1

			Preferred Securities—1.6%
			Containers & Packaging—0.6%
	5		Owens Illinois, Inc., 4.75%	207,750
	30		Smurfit-Stone Container Corp., 7.00%	750,960

				958,710

			Energy—0.4%
	1	[2]	NRG Energy, Inc., 4.00%, convertible to 25 shares at $34.11 until 12/31/49	518,250

			Media—0.3%
	10		Emmis Communications Corp., Series A, 6.25%, convertible to 1.28 shares at $17.20 until 12/31/49	452,170

			Telecommunications—0.3%
	10		Crown Castle Intl. Corp., 6.25% (France)	492,780

			Total Preferred Securities—1.6%	2,421,910

			Warrants—0.0%
	4	[2,4,5]	Pliant Corp., expires 6/01/10	0

			Total Long-Term Investments (cost $214,999,516)	209,377,715

BlackRock High Income Shares (HIS) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENT—1.4%
$ 2,000	Federal Home Loan Bank Discount Notes, 2.55%, 4/01/05	$ 2,000,000

	Total Short-Term Investment (cost $2,000,000)	2,000,000

	Total investments—143.8% cost $216,999,5166)	$211,377,715
	Liabilities in excess of other assets—(including $66,150,480 for loan payable) (43.8)%	(64,401,853)

	Net Assets—100%	$146,975,862

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 27.7% of its net assets, with a current market value of $40,723,610 in securities.
[3]	Issuer is technically in default and/or bankruptcy.
[4]	Security is fair valued.
[5]	Illiquid security.
[6]	Cost for Federal income tax purposes is $216,746,843. The net unrealized depreciation on a tax basis is $5,369,128 consisting of $6,410,671 gross unrealized appreciation and $11,779,799 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock High Income Shares Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005